Share Based Payment - Schedule of Share Options and RSUs Outstanding and their Related Weighted Average Exercise Prices (Details) - Restricted share units [member] - Share options [member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule of Share Options and RSUs Outstanding and their Related Weighted Average Exercise Prices [Line Items]
Number of options Outstanding at beginning of year:	7,136,720	7,001,800	4,235,525
Average exercise price Outstanding at beginning of year:	$ 0.67	$ 0.88	$ 1.52
Number of options Granted	905,036	1,473,748	3,348,060
Average exercise price Granted	$ 0.06	$ 0.34	$ 0.4
Number of options Exercised	(2,917,879)	(224,463)	(46,561)
Average exercise price Exercised	$ 1.23	$ 0.1
Number of options Forfeited	(262,845)	(768,269)	(277,196)
Average exercise price Forfeited	$ 0.42	$ 0.56	$ 1.51
Number of options Expired	(28,066)	(346,096)	(258,028)
Average exercise price Expired	$ 0.67	$ 1.08	$ 4.52
Number of options Outstanding at end of year	4,832,966	7,136,720	7,001,800
Average exercise price Outstanding at end of year	$ 0.47	$ 0.67	$ 0.88
Number of options Exercisable at end of year	2,548,439	3,605,391	2,087,181
Average exercise price Exercisable at end of year	$ 0.66	$ 1.09	$ 1.31